MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 117,236	$ 76,217	$ 44,331
North America [Member]
Total	84,739	45,080	21,995
Israel [Member]
Total	17,866	15,485	12,737
Europe [Member]
Total	4,214	12,038	6,073
Asia [Member]
Total	9,616	1,740	2,499
South America [Member]
Total	339	1,089	1,027
Other [Member]
Total	$ 462	$ 785	$ 0